Debt (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Disclosure of Convertible Debt Facility	A summary of the convertible debt facility is as follows:

Facility
Balance, January 1, 2024	$10,028
Drawdown	3,936
Transaction costs	(452)
Accretion	810
Interest expense	1,154
Interest payments	—
Change on loan modification	(1,513)
Balance, December 31, 2024	$13,963
Interest expense	1,585
Accretion	1,331
Foreign exchange gain	—
Interest payment	(4,096)
Conversion of loan to common shares	(12,783)
Balance, December 31, 2025	$—
Debt consists of:

	December 31, 2025	December 31, 2024
Convertible facility	—	13,963
Equipment loans	—	133
Total debt	$—	$14,096